UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21671

RMR PREFERRED DIVIDEND FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Preferred Dividend Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue, Tower II, 4th Floor Kansas City, Missouri 64102

Christina T. Simmons, Esq. State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, Massachusetts 02116

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

RMR Preferred Dividend Fund

Portfolio of Investments  –  September 30, 2008 (unaudited)

Company	Shares	Value
Preferred Stocks – 192.1%
Real Estate Investment Trusts – 172.6%
Apartments – 21.9%
Apartment Investment & Management Co., Series G	56,400	$1,212,600
Apartment Investment & Management Co., Series T	10,000	177,500
Associated Estates Realty Corp., Series B	39,800	805,950
Mid-America Apartment Communities, Inc., Series H	41,400	869,400
		3,065,450
Diversified – 20.5%
Colonial Properties Trust, Series D	10,000	190,000
Cousins Properties, Inc., Series B	17,000	289,000
Digital Realty Trust, Inc., Series A	49,300	924,375
Duke Realty Corp., Series O	4,000	73,960
LBA Realty LLC, Series B	25,000	350,000
Lexington Realty Trust, Series B	69,000	1,041,900
		2,869,235
Health Care – 6.9%
LTC Properties, Inc., Series F	2,500	52,250
OMEGA Healthcare Investors Inc., Series D	41,700	913,230
		965,480
Hospitality – 59.5%
Ashford Hospitality Trust, Series A	58,000	667,000
Ashford Hospitality Trust, Series D	7,000	77,000
Eagle Hospitality Properties Trust, Inc., Series A (a)	95,000	285,000
Entertainment Properties Trust, Series B	9,100	139,230
Entertainment Properties Trust, Series D	30,000	429,600
FelCor Lodging Trust, Inc., Series C	145,500	1,600,500
Grace Acquisition I, Inc., Series B (a)	83,800	251,400
Grace Acquisition I, Inc., Series C (a)	18,900	56,700
Hersha Hospitality Trust, Series A	99,500	1,641,750
Host Marriott Corp., Series E	28,000	487,200
LaSalle Hotel Properties, Series E	70,000	1,207,500
Strategic Hotels & Resorts, Inc., Series A	13,000	158,600
Strategic Hotels & Resorts, Inc., Series B	39,100	449,650
Strategic Hotels & Resorts, Inc., Series C	27,200	340,000
Sunstone Hotel Investors, Inc., Series A	36,500	535,090
		8,326,220
Mortgage – 9.9%
American Home Mortgage Investment Corp., Series A	74,300	372
Anthracite Capital, Inc., Series D	49,100	447,792
Gramercy Capital Corp., Series A	20,000	148,000
MFA Mortgage Investments, Inc., Series A	26,100	503,730
NorthStar Realty Finance Corp., Series A	20,000	207,000
NorthStar Realty Finance Corp., Series B	5,700	51,984
RAIT Financial Trust, Series C	2,500	23,750
		1,382,628
Office – 36.0%
Alexandria Real Estate Equities, Inc., Series C	60,000	1,371,000
BioMed Realty Trust, Inc., Series A	36,700	654,361
Corporate Office Properties Trust, Series G	5,900	123,310
DRA CRT Acquisition Corp., Series A	40,060	400,600
Kilroy Realty Corp., Series E	21,400	321,000
Kilroy Realty Corp., Series F	44,100	696,780
Parkway Properties, Inc., Series D	41,000	776,950
SL Green Realty Corp., Series D	40,000	684,800
		5,028,801

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
Retail – 17.9%
Cedar Shopping Centers, Inc., Series A	42,000	$924,000
Glimcher Realty Trust, Series F	30,000	347,400
Glimcher Realty Trust, Series G	15,000	158,700
Kimco Realty Corp., Series G	5,000	102,050
Taubman Centers, Inc., Series G	45,000	967,500
		2,499,650
Total Real Estate Investment Trusts (Cost $41,869,575)		24,137,464

Other – 19.5%
Great Atlantic & Pacific Tea Co., 8/01/39 Series	59,000	1,008,900
Hilltop Holdings, Inc., Series A	97,200	1,725,300
Red Lion Hotels Corp., 2/19/44 Series	200	4,280
Total Other (Cost $3,892,266)		2,738,480
Total Preferred Stocks (Cost $45,761,841)		26,875,944

Common Stocks – 6.2%
Real Estate Investment Trusts – 0.3%
Apartments – 0.1%
Apartment Investment & Management Co.	364	12,747

Health Care – 0.2%
Care Investment Trust, Inc.	2,000	22,960
Total Real Estate Investment Trusts (Cost $43,046)		35,707

Other – 5.9%
Abingdon Investment, Ltd. (a) (b)	150,000	828,000
Total Common Stocks (Cost $1,543,046)		863,707

Other Investment Company – 0.6%
Ultra Real Estate ProShares (Cost $89,533)	3,050	82,350
Short-Term Investments – 0.7%
Other Investment Companies – 0.7%
Dreyfus Cash Management, Institutional Shares, 2.71% (c) (Cost $92,000)	92,000	92,000
Total Investments – 199.6% (Cost $47,486,420) (d)		27,914,001

Other assets less liabilities – 2.7%		371,252
Preferred Shares, at liquidation preference – (102.3)%		(14,300,000)
Net Assets applicable to common shareholders – 100%		$13,985,253

Notes to Portfolio of Investments

(a)	As of September 30, 2008, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $1,421,100 and 5.1% of market value.
(b)	Rule 144A securities. Securities restricted for resale to Qualified Institutional Buyers (5.9% of net assets).
(c)	Rate reflects 7 day yield as of September 30, 2008.
(d)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2008, are as follows:

Cost	$47,486,420

Gross unrealized appreciation	$—
Gross unrealized depreciation	(19,572,419)
Net unrealized depreciation	$(19,572,419)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, and six months ended June 30, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, company financial information and other market indicators to value the securities whose prices were not readily available.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$26,492,901
Level 2 - Other significant observable inputs	593,100
Level 3 – Significant unobservable inputs	828,000
Total	$27,914,001

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance as of 12/31/07	$1,194,000
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(366,000)
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of 09/30/08	$828,000
Net change in unrealized appreciation/depreciation from investments still held as of 09/30/08	$(366,000)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR PREFERRED DIVIDEND FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 28, 2008